Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net income	$ 8,100	$ 542
Adjustments for non-cash items:
Deferred income tax expense (recovery)	33	(525)
Depreciation and depletion	3,386	2,919
Accretion of reclamation provision	197	49
Loss on investments	172	931
Unrealized loss on derivatives	475	0
Unrealized foreign exchange (gain) loss	(1,074)	54
Write down of uncollectible account	621	0
Unwinding of fair value adjustment	0	74
Fair value adjustment on warrant liability	0	(478)
Write down of equipment and materials and supplies inventory	(1,144)	(414)
Share-based payments	2,035	2,269
Total Adjustments For Non Cash	15,089	6,249
Net change in non-cash working capital items	8,035	(4,761)
Cash provided by operating activities	23,124	1,488
Financing Activities
Shares and units issued for cash, net of issuance costs	9,104	5,154
Proceeds from option exercise	986	0
Lease liability payments	(1,909)	(1,444)
Equipment loan payments	(166)	(222)
Cash provided by (used in) financing activities	8,015	3,488
Investing Activities
Exploration and evaluation expenditures	(2,105)	(1,156)
Additions to plant, equipment and mining properties	(4,455)	(7,375)
Acquisition of La Preciosa	0	(5,000)
Cash provided by (used in) investing activities	(6,560)	(13,531)
Change in cash	24,579	(8,555)
Effect of exchange rate changes on cash	50	(2)
Cash, beginning	2,688	11,245
Cash, ending	$ 27,317	$ 2,688